Derivative instruments - Contracts Falling under Early Termination Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 2,163	$ 1,003
Collateral posted	1,940	1,001
A3 | A-
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	40	115
Baa2 | BBB
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	646	792
Ba1 | BB+
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 2,710	$ 1,920